MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise MLP & Pipeline Fund
Tortoise Select Opportunity Fund
 (together, the “Funds”)

Supplement dated April 13, 2018 to the Prospectus dated March 30, 2018

Appendix A – Financial Intermediary-Specific Sales Charge Waivers and Discounts

Shareholders purchasing Investor Class shares of the Funds through a Morgan Stanley Wealth Management transactional brokerage account will be eligible for the front-end sales charge waivers disclosed in Appendix A of the Prospectus effective July 1, 2018.

This supplement should be retained with your Prospectus for future reference.